Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Statement of cash flows [abstract]
Profit before tax		$ 17,528		$ 18,906		$ 8,777
Adjustments for non-cash items:
Depreciation, amortisation and impairment		3,873		4,286		5,241
Net loss/(gain) from investing activities		11		(647)		(541)
Share of profits in associates and joint ventures		(2,723)		(3,046)		(1,597)
Loss on disposal of subsidiaries, businesses, associates and joint ventures		2,639		0		0
Change in expected credit losses gross of recoveries and other credit impairment charges		3,907		(519)		9,096
Provisions including pensions		635		1,063		1,164
Share-based payment expense		400		467		433
Other non-cash items included in profit before tax		(1,084)		510		(906)
Elimination of exchange differences	[1]	49,127		18,937		(25,749)
Change in net trading securities and derivatives		20,181		(9,226)		13,150
Change in loans and advances to banks and customers		31,799		(11,014)		(14,131)
Change in reverse repurchase agreements – non-trading		(23,405)		552		9,950
Change in financial assets designated and otherwise mandatorily measured at fair value		8,344		(4,254)		(1,962)
Change in other assets		(10,771)		19,899		(19,610)
Change in deposits by banks and customer accounts		(91,194)		95,703		226,723
Change in repurchase agreements – non-trading		4,344		14,769		(28,443)
Change in debt securities in issue		12,518		(16,936)		(9,075)
Change in financial liabilities designated at fair value		(13,647)		(11,425)		(6,630)
Change in other liabilities		15,978		(10,935)		20,323
Dividends received from associates		944		808		761
Contributions paid to defined benefit plans		(194)		(509)		(495)
Tax paid		(2,776)		(3,077)		(4,259)
Net cash from operating activities		26,434		104,312		182,220
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(520,600)		(493,042)		(496,669)
Proceeds from the sale and maturity of financial investments		495,049		521,190		476,990
Net cash flows from the purchase and sale of property, plant and equipment		(1,285)		(1,086)		(1,446)
Net cash flows from purchase/(disposal) of customer and loan portfolios		(3,530)		3,059		1,362
Net investment in intangible assets		(3,125)		(2,479)		(2,064)
Net cash flow from acquisition and disposal of subsidiaries, businesses, associates and joint ventures		(989)		(106)		(603)
Net cash from investing activities		(34,480)		27,536		(22,430)
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		0		1,996		1,497
Cancellation of shares		(2,285)		(707)		0
Net purchases of own shares for market-making and investment purposes		(91)		(1,386)		(181)
Net cash flow from change in stake of subsidiaries		(197)		0		0
Redemption of preference shares and other equity instruments		(2,266)		(3,450)		(398)
Subordinated loan capital issued		7,300		0		0
Subordinated loan capital repaid	[2]	(1,777)		(864)		(3,538)
Dividends paid to shareholders of the parent company and non-controlling interests		(6,970)		(6,383)		(2,023)
Net cash from financing activities		(6,286)		(10,794)		(4,643)
Net increase/(decrease) in cash and cash equivalents		(14,332)		121,054		155,147
Cash and cash equivalents at 1 Jan		574,032	[3]	468,323	[3]	293,742
Exchange differences in respect of cash and cash equivalents		(38,029)		(15,345)		19,434
Cash and cash equivalents at 31 Dec	[3]	521,671		574,032		468,323
Cash and cash equivalents comprise:
– cash and balances at central banks		327,002		403,018		304,481
– items in the course of collection from other banks		7,297		4,136		4,094
– loans and advances to banks of one month or less		72,295		55,705		51,788
– reverse repurchase agreements with banks of one month or less		68,682		76,658		65,086
– treasury bills, other bills and certificates of deposit less than three months		26,727		28,488		30,023
– cash collateral and net settlement accounts		19,445		11,241		17,194
– cash and cash equivalents held for sale	[4]	8,087		0		0
– less: items in the course of transmission to other banks		(7,864)		(5,214)		(4,343)
Total cash and cash equivalents	[3]	$ 521,671		$ 574,032		$ 468,323

[1]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[2]	Subordinated liabilities changes during the year are attributable to repayments of $(1.8)bn (2021: $(0.9)bn; 2020: $(3.5)bn) of securities. Non-cash changes during the year included foreign exchange gains/(losses) of $(1.1)bn (2021: $(0.3)bn; 2020: $0.5bn) and fair value gains/(losses) of $(3.1)bn (2021: $(1.0)bn; 2020: $1.1bn).
[3]	At 31 December 2022, $59.3bn (2021: $33.6bn; 2020: $41.9bn) was not available for use by HSBC, due to a range of restrictions, including currency exchange and other restrictions, of which $22.1bn (2021: $15.4bn; 2020: $16.9bn) related to mandatory deposits at central banks.
[4]	Includes $6.5bn of cash and balances at central banks (excluding the expected cash contribution as part of the planned sale of our retail banking operations in France. For further details, see Note 23); $1.3bn of reverse repurchase agreements with banks of one month or less and $0.2bn of loans and advances to banks of one month or less.